Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 07, 2023	Aug. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Current PEO (2)	Compensation Actually Paid to Current PEO (3)	Summary Compensation Table Total for Former PEO (2)	Compensation Actually Paid to Former PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (4)	RingCentral Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Loss (thousands)	Company- Selected Measure: Revenue (thousands) (7)
2023	$21,141,087	$24,173,595	$38,084,317	$12,436,082	$13,609,967	$10,987,583	$20	$221	$(165,240)	$2,202,429
2022	$20,185,197	$(7,839,699)	$—	$—	$12,722,121	$4,141,713	$21	$133	$(879,166)	$1,988,330
2021	$19,221,811	$(6,373,237)	$—	$—	$24,461,378	$(4,012,450)	$111	$207	$(376,250)	$1,594,754
2020	$19,059,431	$61,476,737	$—	$—	$9,846,112	$25,937,641	$225	$150	$(82,996)	$1,183,657

Company Selected Measure Name				Revenue
Named Executive Officers, Footnote	Vladimir Shmunis served as the Company’s Principal Executive Officer (our “Current PEO”) for the entirety of fiscal 2020, 2021, and 2022. During fiscal 2023, from August 28, 2023 through December 7, 2023, Mr. Robbiati (our “Former PEO”) served as our CEO and Mr. Shmunis was solely our Executive Chairman. Effective as of December 8, 2023, Mr. Shmunis succeeded Mr. Robbiati as CEO.
The Company’s other named executive officers (the “Reported NEOs”) for the applicable years were as follows:
– 2023: Mo Katibeh, Sonalee Parekh, and John Marlow
– 2022: Mo Katibeh, Sonalee Parekh, John Marlow, and Vaibhav Agarwal
– 2021: Anand Eswaran, Mitesh Dhruv, John Marlow, and Praful Shah
– 2020: Anand Eswaran, Mitesh Dhruv, John Marlow, and Praful Shah

Peer Group Issuers, Footnote				The TSR Peer Group is the NASDAQ Computer Index, an independently prepared index that includes companies in Technology excluding Telecommunications Equipment, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report for the year ended December 31, 2023, filed with the SEC on February 22, 2024. This calculation assumes that $100 was invested in this index on December 31, 2019 (aligned with the period used in footnote #5 above).
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent the compensation actually paid to our Current PEO and Former PEO in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years. For fiscal 2023, the adjustments made to total compensation to calculate compensation actually paid are shown in the tables below:

PEO Current
		2023
	Summary Compensation Table - Total Compensation	$21,141,087
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$20,616,162
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$21,277,314
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(145,985)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$2,773,226
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(255,885)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
=	Compensation Actually Paid	$24,173,595

Former PEO
		2023
	Summary Compensation Table - Total Compensation	$38,084,317
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$26,945,715
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,297,480
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
=	Compensation Actually Paid	$12,436,082

Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount				$ 13,609,967	$ 12,722,121	$ 24,461,378	$ 9,846,112
Non-PEO NEO Average Compensation Actually Paid Amount				$ 10,987,583	4,141,713	(4,012,450)	25,937,641
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year. For fiscal 2023, the adjustments made to total compensation to calculate compensation actually paid are shown in the table below:

Reported NEO Average
		2023
	Summary Compensation Table - Total Compensation	$13,609,967
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$11,070,815
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$6,855,014
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(59,200)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$2,646,245
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(200,845)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$792,783
=	Compensation Actually Paid	$10,987,583
Please see footnote 1 for the Reported NEOs included in the average for fiscal 2023.
Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table				Revenue •Non-GAAP operating margin
Total Shareholder Return Amount				$ 20	21	111	225
Peer Group Total Shareholder Return Amount				221	133	207	150
Net Income (Loss)				$ (165,240,000)	$ (879,166,000)	$ (376,250,000)	$ (82,996,000)
Company Selected Measure Amount				2,202,429,000	1,988,330,000	1,594,754,000	1,183,657,000
PEO Name	Vladimir Shmunis	Mr. Robbiati	Vladimir Shmunis		Vladimir Shmunis	Vladimir Shmunis	Vladimir Shmunis
Additional 402(v) Disclosure				Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our Current and Former PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on December 31, 2019, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.“Revenues” means the Company’s net revenues generated from third parties, including both subscriptions revenues and other revenues, each as defined in the Form 10-K filed for the calendar year ended December 31, 2023, as amended. Net revenue is defined as gross sales less any pertinent discounts, refunds, or other contra-revenue amounts, as presented on the Company’s press release reporting the applicable quarterly financial results.
Measure:: 1
Pay vs Performance Disclosure
Name				Revenue
Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP operating margin
Shmunis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 21,141,087	$ 20,185,197	$ 19,221,811	$ 19,059,431
PEO Actually Paid Compensation Amount				24,173,595	(7,839,699)	(6,373,237)	61,476,737
Robbiati [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				38,084,317	0	0	0
PEO Actually Paid Compensation Amount				12,436,082	$ 0	$ 0	$ 0
PEO | Shmunis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,616,162)
PEO | Shmunis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				21,277,314
PEO | Shmunis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(145,985)
PEO | Shmunis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,773,226
PEO | Shmunis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(255,885)
PEO | Shmunis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robbiati [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(26,945,715)
PEO | Robbiati [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robbiati [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robbiati [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,297,480
PEO | Robbiati [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robbiati [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(11,070,815)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,855,014
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(59,200)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,646,245
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(200,845)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (792,783)